Shareholder Report, Holdings (Details) - S000030086	Dec. 31, 2025
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.60%
Energy
Holdings [Line Items]
Percent of Total Investments	1.10%
Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
Partnership Shares
Holdings [Line Items]
Percent of Total Investments	1.80%
Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
Industrial
Holdings [Line Items]
Percent of Total Investments	5.60%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	7.00%
Health Care
Holdings [Line Items]
Percent of Total Investments	7.20%
Financials
Holdings [Line Items]
Percent of Total Investments	7.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
Communications
Holdings [Line Items]
Percent of Total Investments	17.80%
Technology
Holdings [Line Items]
Percent of Total Investments	38.60%